UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-3916

Name of Registrant:    VANGUARD SPECIALIZED FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31st

Date of reporting period: October 31, 2011

Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments
As of October 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (95.8%)
Australia (24.9%)
	Iluka Resources Ltd.	13,250,000	220,279
1	OZ Minerals Ltd.	17,200,000	206,553
*,1	Aquila Resources Ltd.	29,400,000	182,537
1	Medusa Mining Ltd.	25,250,000	177,499
*,1	St. Barbara Ltd.	51,000,000	118,160
*,1	Resolute Mining Ltd.	51,965,029	91,547
*,1	Cudeco Ltd.	13,000,000	42,883
*	Discovery Metals Ltd.	20,000,000	28,872
1	Panoramic Resources Ltd.	19,700,000	28,271
*,1	Equatorial Resources Ltd.	6,250,000	15,083
*	Ivanhoe Australia Ltd.	12,597,122	14,007
*,1	Reed Resources Ltd.	24,000,000	9,151
*	Galaxy Resources Ltd.	11,363,638	7,583
*,1	Apex Minerals NL	624,120,369	5,175
*	Gindalbie Metals Ltd.	8,000,000	4,548
*,1	Speewah Metals Ltd.	13,500,000	2,684
*,1	Drummond Gold Ltd.	35,000,000	1,405
*	Zambezi Resources Ltd.	4,895,833	76
*	MIL Resources Ltd.	2,685,873	53
			1,156,366
Belgium (1.5%)
	Umicore SA	1,600,000	68,447

Canada (36.2%)
1	Centerra Gold Inc.	18,950,000	375,673
*,1	Alacer Gold Corp.	25,350,000	292,476
	Eldorado Gold Corp.	12,000,000	225,493
1	Nevsun Resources Ltd.	38,500,000	203,170
*,^,1 Minefinders Corp.		12,200,000	172,874
*,1	Novagold Resources Inc.	18,549,100	171,208
*,1	SEMAFO Inc.	15,200,000	116,659
*,1	Harry Winston Diamond Corp.	9,500,000	115,134
*	Claude Resources Inc.	2,400,000	4,704
*	Bear Creek Mining Corp.	750,000	2,882
*	Belo Sun Mining Corp.	2,000,000	2,428
*	Lake Shore Gold Corp.	1,000,000	1,485
			1,684,186
France (5.2%)
	Imerys SA	3,650,000	207,670
	Eramet	210,000	32,882
			240,552

	Germany (4.4%)
	K&S AG		3,200,000	202,770

	Indonesia (0.1%)
	International Nickel Indonesia Tbk PT		6,500,000	2,650

	Ireland (0.2%)
*	Kenmare Resources plc		13,627,035	8,855

	Papua New Guinea (0.0%)
*	Bougainville Copper Ltd.		2,000,000	1,859

	Russia (0.6%)
	Uralkali OJSC GDR		650,000	28,010

	Singapore (3.3%)
	Noble Group Ltd.		127,180,353	155,287

	United Kingdom (8.5%)
1	Hochschild Mining plc		40,500,000	290,136
	Petropavlovsk plc		9,000,000	105,937
*	Gemfields plc		3,333,333	1,168
				397,241
	United States (10.9%)
	Newmont Mining Corp.		6,200,000	414,346
1	AMCOL International Corp.		3,080,000	92,985
				507,331
	Total Common Stocks (Cost $3,631,603)			4,453,554
	Precious Metals (0.1%)
*	Platinum Bullion (In Troy Ounces)			3,227

	Total Precious Metals (Cost $1,212)			3,227
				Market
				Value
		Coupon	Shares	($000)
	Temporary Cash Investment (4.2%)
	Money Market Fund (4.2%)

	[2,3] Vanguard Market Liquidity Fund (Cost $196,892)	0.128%	196,891,675	196,892

	Total Investments (100.1%) (Cost $3,829,707)			4,653,673
	Other Assets and Liabilities-Net (-0.1%)[3]			(5,610)
	Net Assets (100%)			4,648,063

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $513,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $579,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.

Precious Metals and Mining Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	2,191,517	—	—
Common Stocks—Other	—	2,262,037	—
Precious Metals	3,227	—	—
Temporary Cash Investments	196,892	—	—
Total	2,391,636	2,262,037	—

Precious Metals and Mining Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Jan. 31, 2011				Oct. 31, 2011
	Market	Purchases	Proceeds from	Dividend	Market
	Value	at Cost	Securities Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alacer Gold Corp	—	58,397	—	—	292,476
AMCOL International Corp.	92,154	—	—	1,663	92,985
Anatolia Minerals Development Ltd.	127,401	—	—	—	NA1
Apex Minerals NL	8,648	2,857	—	—	5,175
Aquila Resources Ltd.	241,802	26,775	—	—	182,537
Centerra Gold Inc.	288,870	18,237	—	6,305	375,673
Cudeco Ltd.	45,365	—	—	—	42,883
Drummond Gold Ltd	2,002	805	—	—	1,405
Equatorial Resources Ltd.	16,927	3,833	—	—	15,083
Harry Winston Diamond Corp.	105,450	—	3,910	—	115,134
Hochschild Mining plc	315,318	—	—	2,371	290,136
Iluka Resources Ltd.	358,880	—	460,938	6,660	NA2
Imerys SA	257,069	—	18,295	5,432	NA2
Medusa Mining Ltd.	92,107	91,463	—	1,622	177,499
Minefinders Corp.	56,202	87,236	—	—	172,874
Nevsun Resources Ltd.	229,920	—	—	1,008	203,170
Novagold Resources Inc.	—	186,732	—	—	171,208
OZ Minerals Ltd.	275,736	16,674	7,542	34,082	206,553
Panoramic Resources Ltd.	46,214	—	—	1,193	28,271
Reed Resources Ltd.	—	12,591	—	—	9,151
Resolute Mining Ltd.	69,127	—	—	—	91,547
SEMAFO Inc.	198,122	—	35,984	—	116,659
Sherritt International Corp.	169,982	—	114,397	1,100	—
Speewah Metals Ltd.	—	4,983	—	—	2,684
St. Barbara Ltd.	97,094	—	—	—	118,160
	3,094,390			61,436	2,711,263

1 Not applicable — In February 2011, Anatolia Minerals Development Ltd. merged into Alacer Gold Corp.
2 Not applicable — At October 31, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. At October 31, 2011, the cost of investment securities for tax purposes was $4,014,616,000. unrealized appreciation of investment securities for tax purposes was $639,057,000, consisting of unrealized gains of $962,107,000 on securities that had risen in value since their purchase and $323,050,000 in unrealized losses on securities that had fallen in value since their purchase.

Precious Metals and Mining Fund

Vanguard Health Care Fund

Schedule of Investments
As of October 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (92.7%)
United States (71.3%)
Biotechnology (8.1%)
	Amgen Inc.	12,008,355	687,718
*	Gilead Sciences Inc.	8,407,100	350,240
*	Biogen Idec Inc.	2,270,000	264,137
*	Vertex Pharmaceuticals Inc.	2,503,700	99,121
*	United Therapeutics Corp.	1,787,000	78,146
*	Onyx Pharmaceuticals Inc.	1,452,700	59,459
*	Cubist Pharmaceuticals Inc.	1,323,142	50,028
*	Regeneron Pharmaceuticals Inc.	692,200	38,279
*	Ironwood Pharmaceuticals Inc.	2,000,000	27,200
*	Amylin Pharmaceuticals Inc.	1,007,200	11,603
			1,665,931
Chemicals (1.1%)
	Sigma-Aldrich Corp.	3,380,000	221,322

Food & Staples Retailing (1.7%)
	Walgreen Co.	10,144,700	336,804
	CVS Caremark Corp.	300,000	10,890
			347,694
Health Care Equipment & Supplies (8.7%)
	Medtronic Inc.	11,001,100	382,178
	St. Jude Medical Inc.	8,810,900	343,625
	Becton Dickinson and Co.	3,102,500	242,709
	Baxter International Inc.	3,700,000	203,426
*	Boston Scientific Corp.	29,100,000	171,399
*	CareFusion Corp.	4,734,654	121,207
*	Zimmer Holdings Inc.	2,100,000	110,523
	DENTSPLY International Inc.	2,485,400	91,860
	Covidien plc	1,950,000	91,728
*	NuVasive Inc.	1,680,103	24,899
	STERIS Corp.	803,083	24,880
			1,808,434
Health Care Providers & Services (24.2%)
	UnitedHealth Group Inc.	18,885,100	906,296
	McKesson Corp.	9,789,900	798,366
	Humana Inc.	6,260,094	531,419
	WellPoint Inc.	7,702,400	530,695
	Quest Diagnostics Inc.	6,185,400	345,145
	CIGNA Corp.	7,510,600	333,020
	Cardinal Health Inc.	6,236,708	276,099
*,1 Coventry Health Care Inc.		8,527,500	271,260
*	Laboratory Corp. of America Holdings	2,681,360	224,832
	Universal Health Services Inc. Class B	4,120,800	164,708
*,1 Health Management Associates Inc. Class A		15,556,900	136,279
*,1 Health Net Inc.		4,763,458	132,377
	Owens & Minor Inc.	3,000,000	89,760
	Aetna Inc.	2,250,000	89,460
*	HCA Holdings Inc.	3,300,000	77,385

* Tenet Healthcare Corp.	5,600,000	26,488
* Vanguard Health Systems Inc.	2,556,780	24,852
* DaVita Inc.	354,600	24,822
* WellCare Health Plans Inc.	449,000	22,006
* HealthSouth Corp.	386,000	6,817
		5,012,086
Health Care Technology (1.8%)
* Cerner Corp.	5,800,000	367,894

Life Sciences Tools & Services (0.3%)
* PAREXEL International Corp.	2,740,400	60,371

Machinery (0.3%)
Pall Corp.	1,404,600	71,873

Pharmaceuticals (25.1%)
Merck & Co. Inc.	35,490,648	1,224,427
*,1 Forest Laboratories Inc.	25,903,000	810,764
Pfizer Inc.	38,483,888	741,200
Abbott Laboratories	12,900,000	694,923
Eli Lilly & Co.	16,564,300	615,529
Bristol-Myers Squibb Co.	11,803,061	372,859
Johnson & Johnson	4,500,000	289,755
Perrigo Co.	2,309,100	208,466
* Watson Pharmaceuticals Inc.	1,700,000	114,172
* Hospira Inc.	1,895,070	59,600
* Salix Pharmaceuticals Ltd.	1,554,300	53,243
* Warner Chilcott plc Class A	232,200	4,207
		5,189,145
Total United States		14,744,750
International (21.4%)
Belgium (0.8%)
UCB SA	3,521,811	154,730

France (0.9%)
Sanofi	1,871,976	133,919
Ipsen SA	1,400,000	46,204
		180,123
Germany (1.0%)
Bayer AG	2,694,656	171,682
Fresenius Medical Care AG & Co. KGaA	611,950	44,578
		216,260
Ireland (0.5%)
* Elan Corp. plc ADR	8,894,800	106,649

Israel (0.5%)
Teva Pharmaceutical Industries Ltd. ADR	2,750,000	112,338

Japan (8.1%)
Astellas Pharma Inc.	14,365,700	525,403
Daiichi Sankyo Co. Ltd.	13,001,500	252,549
Takeda Pharmaceutical Co. Ltd.	5,599,900	252,451
Eisai Co. Ltd.	5,793,700	229,788
Shionogi & Co. Ltd.	10,916,234	148,597
Mitsubishi Tanabe Pharma Corp.	7,100,000	122,811

Chugai Pharmaceutical Co. Ltd.			5,321,700	83,358
Ono Pharmaceutical Co. Ltd.			960,000	50,241
				1,665,198
Switzerland (5.7%)
Roche Holding AG			4,273,977	701,229
Novartis AG			4,969,880	279,980
Roche Holding AG (Bearer)			664,320	113,489
Novartis AG ADR			1,461,400	82,525
				1,177,223
United Kingdom (3.9%)
AstraZeneca plc			14,381,500	690,454
GlaxoSmithKline plc ADR			2,742,381	122,831
				813,285
Total International				4,425,806
Total Common Stocks (Cost $12,740,392)				19,170,556
Temporary Cash Investments (7.2%)
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commercial Paper (1.9%)
General Electric Capital Corp.	0.240%	1/20/12	200,000	199,888
General Electric Capital Services Inc.	0.220%	12/12/11	200,000	199,964
				399,852
Repurchase Agreements (5.3%)
Bank of America Securities, LLC. (Dated
10/31/11, Repurchase Value $154,500,000,
Collateralized by Federal Home Loan
Mortgage Corp 4.000%, 4/1/26, and
Federal National Mortgage Assn. 3.817%-
4.500%, 9/1/40-2/1/41)	0.110%	11/1/11	154,500	154,500
Deutsche Bank Securities, Inc. (Dated
10/31/11, Repurchase Value $227,401,000,
Collateralized by Federal National Mortgage
Assn. 4.500%-7.000%, 8/1/38-4/1/41)	0.110%	11/1/11	227,400	227,400
Goldman, Sachs & Co. (Dated 10/31/11,
Repurchase Value $24,600,000,
Collateralized by Federal Home Loan
Mortgage Corp 4.000%-4.500%, 6/1/26-
3/1/41, and Federal National Mortgage
Assn. 4.000%-6.000%, 9/1/18-7/1/41)	0.110%	11/1/11	24,600	24,600
HSBC Bank USA (Dated 10/31/11,
Repurchase Value $462,702,000,
Collateralized by Federal National Mortgage
Assn. 3.000%-5.500%, 11/1/25-8/1/41)	0.130%	11/1/11	462,700	462,700
Morgan Stanley (Dated 10/31/11, Repurchase
Value $8,200,000, Collateralized by Federal
National Mortgage Assn. 4.500%, 7/1/36)	0.130%	11/1/11	8,200	8,200

UBS Securities LLC (Dated 10/31/11,
Repurchase Value $220,001,000,
Collateralized by Federal Home Loan
Mortgage Corp 4.000%, 3/1/26, and
Federal National Mortgage Assn. 3.500%-
4.000%, 8/1/26-3/1/41)	0.110%	11/1/11	220,000	220,000
				1,097,400
Total Temporary Cash Investments (Cost $1,497,243)				1,497,252
Total Investments (99.9%) (Cost $14,237,635)				20,667,808
Other Assets and Liabilities-Net (0.1%)				19,429
Net Assets (100%)				20,687,237

* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Health Care Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	14,744,750	—	—
Common Stocks—International	424,343	4,001,463	—
Temporary Cash Investments	—	1,497,252	—
Forward Currency Contracts—Assets	—	4,755	—
Total	15,169,093	5,503,470	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Jan. 31, 2011				Oct. 31, 2011
	Market	Purchases Proceeds from		Dividend	Market
	Value	at Cost Securities Sold		Income	Value
	($000)	($000)	($000)	($000)	($000)
Cephalon Inc.	337,419	5,721	456,575	—	—
Coventry Health Care Inc.	258,566	—	3,203	—	271,260
Forest Laboratories Inc.	914,668	10,019	94,611	—	810,764
Health Management
Associates Inc. Class A	131,558	12,348	2,845	—	136,279
Health Net Inc.	NA2	2,444	—	—	132,377
NuVasive Inc.	59,526	—	14,774	—	NA1
	1,701,737				1,350,680

1 Not applicable — At October 31, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.
2 Not applicable — At January 31, 2011, the issuer was not an affiliated company of the fund.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly

Health Care Fund

rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)
					Unrealized
					Appreciation
	Contract				(Depreciation)
Counterparty	Settlement Date		Receive	Deliver	($000)
UBS AG	11/22/11	USD	249,150	JPY 19,062,436	4,755

JPY—Japanese yen.
USD—U.S. dollar.

F. At October 31, 2011, the cost of investment securities for tax purposes was $14,253,530,000. Net unrealized appreciation of investment securities for tax purposes was $6,414,278,000, consisting of unrealized gains of $7,137,352,000 on securities that had risen in value since their purchase and $723,074,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Fund

Schedule of Investments
As of October 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (96.9%)[1]
United States (57.8%)
Energy Equipment & Services (9.5%)
	Schlumberger Ltd.	4,504,164	330,921
	Baker Hughes Inc.	5,069,750	293,995
	Halliburton Co.	6,606,062	246,802
	National Oilwell Varco Inc.	1,415,376	100,959
*	Weatherford International Ltd.	5,626,700	87,214
	SEACOR Holdings Inc.	929,208	79,122
	Noble Corp.	1,706,525	61,332
	Helmerich & Payne Inc.	42,200	2,244
*	Nabors Industries Ltd.	38,600	708
	Transocean Ltd.	3,749	214
			1,203,511
Exchange-Traded Fund (0.5%)
^,2 Vanguard Energy ETF		663,000	67,838

Oil, Gas & Consumable Fuels (47.8%)
	Exxon Mobil Corp.	13,166,019	1,028,134
	Chevron Corp.	6,164,435	647,574
	Occidental Petroleum Corp.	6,323,861	587,740
	ConocoPhillips	4,346,709	302,748
	Consol Energy Inc.	6,936,300	296,596
	EOG Resources Inc.	3,214,236	287,449
	Devon Energy Corp.	3,502,907	227,514
	Noble Energy Inc.	2,537,700	226,718
	Anadarko Petroleum Corp.	2,808,530	220,470
	Cabot Oil & Gas Corp.	2,267,031	176,194
	Chesapeake Energy Corp.	5,986,137	168,330
*	Denbury Resources Inc.	10,532,344	165,358
	EQT Corp.	2,382,700	151,301
	Apache Corp.	1,501,300	149,575
	Marathon Oil Corp.	5,355,891	139,414
	Range Resources Corp.	2,003,500	137,921
	Hess Corp.	2,111,339	132,085
	Peabody Energy Corp.	3,017,200	130,856
	Valero Energy Corp.	4,895,212	120,422
*	Newfield Exploration Co.	2,618,103	105,405
	Marathon Petroleum Corp.	2,858,145	102,607
*	Ultra Petroleum Corp.	3,154,436	100,500
	Pioneer Natural Resources Co.	1,035,730	86,898
	El Paso Corp.	2,614,500	65,389
*	Alpha Natural Resources Inc.	2,441,300	58,689
*	Southwestern Energy Co.	1,381,200	58,066
	QEP Resources Inc.	1,417,518	50,393
*	Whiting Petroleum Corp.	1,030,500	47,970
*	Gran Tierra Energy Inc.	6,354,100	38,950
*	Cobalt International Energy Inc.	1,480,559	15,279
	Cimarex Energy Co.	176,785	11,314
	Williams Cos. Inc.	127,300	3,833

HollyFrontier Corp.	79,700	2,446
* Plains Exploration & Production Co.	73,600	2,318
* Concho Resources Inc.	5,700	540
Spectra Energy Corp.	6,900	198
		6,047,194
Total United States		7,318,543
International (39.1%)
Argentina (0.6%)
YPF SA ADR	2,324,400	78,123

Australia (0.2%)
Oil Search Ltd.	3,897,262	26,588
Woodside Petroleum Ltd.	22,244	847
		27,435
Brazil (2.3%)
Petroleo Brasileiro SA ADR	8,209,200	221,731
* OGX Petroleo e Gas Participacoes SA	4,307,300	36,077
Cosan Ltd.	2,061,616	24,739
Petroleo Brasileiro SA Prior Pfd.	391,044	4,892
Petroleo Brasileiro SA	261,732	3,546
Ultrapar Participacoes SA	25,300	450
		291,435
Canada (9.4%)
Canadian Natural Resources Ltd.	7,497,318	265,030
Suncor Energy Inc.	5,906,812	188,486
^ Cenovus Energy Inc.	4,918,600	168,216
Encana Corp. (New York Shares)	3,828,000	83,068
TransCanada Corp.	1,460,996	62,104
Husky Energy Inc.	2,353,500	60,422
Progress Energy Resources Corp.	3,943,800	55,829
Imperial Oil Ltd.	1,312,777	54,113
Penn West Petroleum Ltd.	2,711,821	48,596
Cameco Corp.	1,976,900	42,365
Talisman Energy Inc.	2,982,700	42,313
Niko Resources Ltd.	519,050	28,552
Pacific Rubiales Energy Corp.	1,128,500	26,312
Petrominerales Ltd.	696,280	18,372
* Legacy Oil & Gas Inc.	1,438,790	13,020
* MEG Energy Corp.	274,017	12,360
Suncor Energy Inc.	220,134	7,012
Canadian Natural Resources Ltd.	68,978	2,433
Cenovus Energy Inc.	65,639	2,248
^ PetroBakken Energy Ltd. Class A	149,900	1,366
Enbridge Inc.	30,450	1,055
Encana Corp.	14,939	324
		1,183,596
China (2.4%)
PetroChina Co. Ltd. ADR	1,291,500	167,391
Beijing Enterprises Holdings Ltd.	13,271,000	73,440
China Shenhua Energy Co. Ltd.	12,261,500	56,094
CNOOC Ltd.	2,852,717	5,393
China Petroleum & Chemical Corp.	3,310,000	3,130
PetroChina Co. Ltd.	1,152,000	1,496
		306,944

France (3.0%)
^ Total SA ADR	6,972,100	364,641
Total SA	199,739	10,422
Technip SA	30,153	2,851
		377,914
India (0.8%)
Reliance Industries Ltd.	5,969,993	106,882

Indonesia (0.0%)
Bumi Resources Tbk PT	8,834,000	2,308
Adaro Energy Tbk PT	9,498,000	2,142
		4,450
Italy (1.7%)
^ ENI SPA ADR	4,253,850	187,255
ENI SPA	1,045,288	23,105
		210,360
Japan (1.7%)
Inpex Corp.	30,386	200,611
JX Holdings Inc.	522,700	3,045
TonenGeneral Sekiyu KK	169,000	1,907
Idemitsu Kosan Co. Ltd.	19,900	1,861
Showa Shell Sekiyu KK	227,500	1,647
Japan Petroleum Exploration Co.	15,200	600
		209,671
Malaysia (0.0%)
Petronas Dagangan Bhd.	329,500	1,743

Netherlands (0.0%)
SBM Offshore NV	109,139	2,398

Norway (1.8%)
^ Statoil ASA ADR	6,521,500	165,842
^ Nordic American Tankers Ltd.	2,267,300	32,694
* Petroleum Geo-Services ASA	2,128,238	23,123
Statoil ASA	194,710	4,941
* Subsea 7 SA	104,823	2,260
		228,860
Poland (0.0%)
* Polski Koncern Naftowy Orlen SA	160,633	1,983
* Grupa Lotos SA	146,430	1,315
		3,298
Russia (2.5%)
Gazprom OAO ADR	19,487,879	225,911
Rosneft Oil Co. GDR	11,142,702	78,953
Lukoil OAO ADR	85,507	4,953
NovaTek OAO GDR	22,951	3,202
Tatneft ADR	84,412	2,493
AK Transneft OAO Prior Pfd.	1,557	2,001
Gazprom OAO	124,674	736
Gazprom Neft JSC	14,855	63
		318,312

South Africa (0.0%)
Sasol Ltd.			65,815	2,960

South Korea (0.1%)
SK Innovation Co. Ltd.			17,390	2,617
S-Oil Corp.			19,755	2,050
GS Holdings			32,539	1,874
				6,541
Spain (0.8%)
Repsol YPF SA			3,461,771	104,198

Thailand (0.1%)
PTT PCL (Foreign)			277,500	2,736
Thai Oil PCL (Foreign)			852,200	1,595
IRPC PCL (Foreign)			12,373,800	1,528
* PTT Global Chemical PCL			61,208	130
IRPC PCL			926,300	114
				6,103
Turkey (0.0%)
Tupras Turkiye Petrol Rafinerileri AS			88,558	1,995

United Kingdom (11.7%)
BP plc ADR			10,815,500	477,829
Royal Dutch Shell plc ADR			6,345,600	449,967
BG Group plc			10,631,929	230,546
Royal Dutch Shell plc Class B			4,222,436	151,495
Ensco plc ADR			2,693,306	133,750
BP plc			2,037,380	14,993
Royal Dutch Shell plc Class A			380,439	13,477
Royal Dutch Shell plc Class A (Amsterdam Shares)			92,959	3,296
Tullow Oil plc			19,975	449
				1,475,802
Total International				4,949,020
Total Common Stocks (Cost $8,175,539)				12,267,563
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.3%)[1]
Money Market Fund (1.4%)
[3,4] Vanguard Market Liquidity Fund	0.128%		179,375,341	179,375

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (1.8%)
Deutsche Bank Securities, Inc.
(Dated 10/31/11, Repurchase Value
$223,101,000, collateralized by
Government National Mortgage Assn.
4.000%-5.000%, 8/15/39-10/15/40)	0.110%	11/1/11	223,100	223,100

U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.045%	12/7/11	5,000	5,000
[5,7] Federal Home Loan Bank Discount Notes	0.040%	11/30/11	1,000	1,000
[5,7] Federal Home Loan Bank Discount Notes	0.060%	1/4/12	200	200

[5,6] Freddie Mac Discount Notes	0.045%	12/29/11	5,500	5,499
				11,699
Total Temporary Cash Investments (Cost $414,175)				414,174
Total Investments (100.2%) (Cost $8,589,714)				12,681,737
Other Assets and Liabilities-Net (-0.2%)[4]				(22,810)
Net Assets (100%)				12,658,927

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $38,287,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 2.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $41,816,000 of collateral received for securities on loan.
5 Securities with a value of $11,699,000 have been segregated as initial margin for open futures contracts.
6 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Energy Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	7,318,543	—	—
Common Stocks—International	3,532,522	1,416,498	—
Temporary Cash Investments	179,375	234,799	—
Futures Contracts—Liabilities[1]	(3,713)	—	—
Total	11,026,727	1,651,297	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2011	1545	96,509	3,566
S&P 500 Index	December 2011	161	50,284	3,699

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

Energy Fund

			Current Period Transactions
			Proceeds
	Jan. 31, 2011		from		Oct. 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Cabot Oil & Gas Corp.	266,816	5,060	279,712	697	N/A1
1 Not applicable — At October 31, 2011, the issuer was not an affiliated company of the fund.

F. At October 31, 2011, the cost of investment securities for tax purposes was $8,589,714,000. Net unrealized appreciation of investment securities for tax purposes was $4,092,023,000, consisting of unrealized gains of $4,389,226,000 on securities that had risen in value since their purchase and $297,203,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of October 31, 2011

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (99.4%)[1]
Diversified REITs (6.8%)
2	Vornado Realty Trust	9,247,670	765,800
2	Liberty Property Trust	6,427,294	205,674
^,2 Washington Real Estate Investment Trust		3,677,671	106,505
2	Colonial Properties Trust	4,422,698	89,692
	PS Business Parks Inc.	1,102,798	58,702
2	Cousins Properties Inc.	5,201,578	34,122
2	Investors Real Estate Trust	4,489,388	33,266
2	Retail Opportunity Investments Corp.	2,346,285	26,748
2	Winthrop Realty Trust	1,652,272	14,953
2	CapLease Inc.	3,605,708	14,098
			1,349,560
Industrial REITs (5.2%)
2	ProLogis Inc.	25,341,525	754,164
2	DuPont Fabros Technology Inc.	3,401,623	70,720
2	DCT Industrial Trust Inc.	13,701,162	67,958
2	EastGroup Properties Inc.	1,508,543	65,787
*,2 First Industrial Realty Trust Inc.		4,577,346	45,087
2	First Potomac Realty Trust	2,790,338	39,651
			1,043,367
Office REITs (15.6%)
	Boston Properties Inc.	8,120,015	803,800
^,2 Digital Realty Trust Inc.		5,307,609	330,823
2	SL Green Realty Corp.	4,622,854	318,931
2	Alexandria Real Estate Equities Inc.	3,444,616	227,655
2	Duke Realty Corp.	14,089,507	173,019
2	Piedmont Office Realty Trust Inc. Class A	9,634,428	163,593
2	Mack-Cali Realty Corp.	4,849,166	136,068
2	BioMed Realty Trust Inc.	7,319,890	132,563
2	Douglas Emmett Inc.	6,592,057	128,545
2	Highwoods Properties Inc.	4,022,358	124,613
2	Kilroy Realty Corp.	3,260,111	119,613
2	Corporate Office Properties Trust	3,965,475	96,163
	CommonWealth REIT	3,581,854	69,309
2	Brandywine Realty Trust	7,548,063	68,763
	Lexington Realty Trust	7,382,688	58,028
	Franklin Street Properties Corp.	4,088,224	51,920
	Government Properties Income Trust	2,097,851	49,362
2	Coresite Realty Corp.	1,108,469	18,456
2	Parkway Properties Inc.	1,225,435	15,747
	Hudson Pacific Properties Inc.	1,123,074	15,004
			3,101,975
Residential REITs (18.4%)
	Equity Residential	16,432,849	964,280
2	AvalonBay Communities Inc.	5,244,785	701,175
2	UDR Inc.	11,965,420	298,298
2	Essex Property Trust Inc.	1,817,427	259,456
2	Camden Property Trust	3,914,043	237,347
2	BRE Properties Inc.	4,095,198	205,251

2 Apartment Investment & Management Co.	6,665,143	164,429
2 Home Properties Inc.	2,663,659	156,889
2 American Campus Communities Inc.	3,800,713	147,962
2 Equity Lifestyle Properties Inc.	2,118,113	140,071
2 Mid-America Apartment Communities Inc.	2,046,650	127,711
2 Post Properties Inc.	2,779,471	114,181
2 Sun Communities Inc.	1,125,319	42,852
2 Associated Estates Realty Corp.	2,311,605	39,251
2 Education Realty Trust Inc.	4,027,640	37,256
2 Campus Crest Communities Inc.	1,711,206	19,559
		3,655,968
Retail REITs (26.5%)
2 Simon Property Group Inc.	16,360,797	2,101,381
2 Kimco Realty Corp.	22,694,827	396,479
2 Macerich Co.	7,300,419	363,269
General Growth Properties Inc.	24,263,708	356,677
2 Federal Realty Investment Trust	3,471,113	308,096
2 Realty Income Corp.	7,428,709	248,193
2 Regency Centers Corp.	5,013,610	205,357
2 Taubman Centers Inc.	3,116,187	190,804
DDR Corp.	12,342,007	158,101
2 Weingarten Realty Investors	6,397,464	148,485
2 National Retail Properties Inc.	5,252,421	143,129
2 Tanger Factory Outlet Centers	4,534,765	127,699
2 CBL & Associates Properties Inc.	7,860,634	120,897
Equity One Inc.	3,517,243	60,321
2 Glimcher Realty Trust	5,572,533	51,044
Alexander's Inc.	113,876	49,388
2 Acadia Realty Trust	2,248,788	46,595
2 Inland Real Estate Corp.	4,948,277	37,112
2 Pennsylvania Real Estate Investment Trust	2,949,713	30,264
Saul Centers Inc.	677,503	24,282
Getty Realty Corp.	1,490,678	23,761
2 Ramco-Gershenson Properties Trust	2,148,356	20,732
Urstadt Biddle Properties Inc. Class A	1,095,363	19,541
2 Kite Realty Group Trust	3,371,047	13,922
Cedar Realty Trust Inc.	3,211,209	11,785
Urstadt Biddle Properties Inc.	69,255	1,171
		5,258,485
Specialized REITs (26.9%)
Public Storage	8,088,878	1,043,870
2 HCP Inc.	22,644,503	902,383
2 Ventas Inc.	15,272,981	849,330
2 Host Hotels & Resorts Inc.	38,268,543	546,092
2 Health Care REIT Inc.	9,857,836	519,409
Senior Housing Properties Trust	7,003,947	157,169
Hospitality Properties Trust	4,884,584	117,377
2 Entertainment Properties Trust	2,601,181	116,533
2 LaSalle Hotel Properties	4,753,892	113,666
2 Extra Space Storage Inc.	4,956,312	111,666
2 Omega Healthcare Investors Inc.	5,667,093	100,648
2 DiamondRock Hospitality Co.	9,334,525	84,477
2 Healthcare Realty Trust Inc.	4,056,894	76,635
2 Sovran Self Storage Inc.	1,544,288	68,258
2 Medical Properties Trust Inc.	6,231,409	62,937
2 CubeSmart	6,334,790	62,144

	National Health Investors Inc.			1,313,629	58,706
2	Pebblebrook Hotel Trust			2,838,094	54,009
2	LTC Properties Inc.			1,692,091	47,988
*,2 Sunstone Hotel Investors Inc.				6,591,816	45,813
*	Strategic Hotels & Resorts Inc.			7,798,245	44,372
2	Hersha Hospitality Trust Class A			8,521,925	37,582
	Ashford Hospitality Trust Inc.			3,031,744	26,982
2	Universal Health Realty Income Trust			670,410	25,455
2	Chesapeake Lodging Trust			1,703,470	25,450
2	Sabra Health Care REIT Inc.			1,970,814	20,240
*,2 FelCor Lodging Trust Inc.				6,594,581	19,850
2	Cogdell Spencer Inc.			2,705,741	10,931
					5,349,972
Total Real Estate Investment Trusts (Cost $18,026,549)					19,759,327
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund		0.128%		125,963,336	125,963

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.030%	11/23/11	10,000	10,000
5	Federal Home Loan Bank Discount Notes	0.025%	12/9/11	2,700	2,700
6	Freddie Mac Discount Notes	0.040%	12/29/11	3,000	2,999
					15,699
Total Temporary Cash Investments (Cost $141,663)					141,662
Total Investments (100.1%) (Cost $18,168,212)					19,900,989
Other Assets and Liabilities-Net (-0.1%)[4]					(28,929)
Net Assets (100%)					19,872,060

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $22,406,000.
* Non-income-producing security.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $23,026,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

REIT Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	19,759,327	—	—
Temporary Cash Investments	125,963	15,699	—
Swap Contract—Asset	—	3,060	—
Swap Contract—Liabilities	—	(40)	—
Total	19,885,290	18,719	—

C. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified REIT or REIT index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has

REIT Index Fund

posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Total Return Swaps
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Hospitality Properties Trust	8/30/12	GSI	49,000	(0.596%)	(40)
Senior Housing Properties Trust	7/11/12	GSI	43,460	(0.592%)	2,180
CommonWealth REIT	7/2/12	GSI	18,970	(0.589%)	880

1 GSI—Goldman Sachs International.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date plus a 0.35% spread.

At October 31, 2011, the counterparty had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2011		from		Oct. 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust	40,311	6,942	5,567	1,008	46,595
Alexandria Real Estate Equities Inc.	226,629	67,758	28,141	3,888	227,655
AMB Property Corp.	306,798	29,936	17,456	3,351	N/A1
American Campus Communities Inc.	114,126	24,535	15,122	656	147,962
Apartment Investment & Management	162,533	26,929	18,542	232	164,429
Co.
Associated Estates Realty Corp.	32,287	6,269	4,113	1,183	39,251
AvalonBay Communities Inc.	536,504	155,443	76,674	7,015	701,175
BioMed Realty Trust Inc.	124,720	22,474	15,939	2,612	132,563
Boston Properties Inc.	714,506	142,914	84,786	9,118	N/A2
Brandywine Realty Trust	83,207	14,251	9,097	3,247	68,763
BRE Properties Inc.	155,337	54,683	24,242	2,410	205,251
Camden Property Trust	201,759	41,527	24,580	3,449	237,347
Campus Crest Communities Inc.	—	23,264	1,291	550	19,559
CapLease Inc.	17,153	4,601	1,691	226	14,098
CBL & Associates Properties Inc.	121,604	28,570	13,748	4,446	120,897
Chesapeake Lodging Trust	17,155	15,889	2,275	1,005	25,450
Cogdell Spencer Inc.	—	17,087	749	545	10,931
Colonial Properties Trust	N/A3	23,880	8,591	1,140	89,692
CommonWealth REIT	104,486	28,923	37,868	4,863	N/A2

REIT Index Fund

Coresite Realty Corp.	—	20,582	967	288	18,456
Corporate Office Properties Trust	130,927	29,167	15,184	3,873	96,163
Cousins Properties Inc.	N/A3	6,498	4,948	556	34,122
CubeSmart	N/A4	22,463	5,002	704	62,144
DCT Industrial Trust Inc.	63,617	20,397	7,817	1,739	67,958
DiamondRock Hospitality Co.	109,137	15,397	10,943	2,236	84,477
Digital Realty Trust Inc.	258,083	65,885	31,856	10,544	330,823
Douglas Emmett Inc.	N/A3	25,650	13,103	—	128,545
Duke Realty Corp.	187,260	30,029	22,802	3,197	173,019
DuPont Fabros Technology Inc.	73,806	13,161	8,469	1,136	70,720
EastGroup Properties Inc.	63,886	10,266	8,103	2,008	65,787
Education Realty Trust Inc.	29,855	5,239	3,563	—	37,256
Entertainment Properties Trust	116,245	18,744	14,670	4,227	116,533
Equity Lifestyle Properties Inc.	90,236	46,212	13,617	1,858	140,071
Equity Residential	834,696	172,714	109,896	6,976	N/A2
Essex Property Trust Inc.	191,192	45,855	23,545	4,861	259,456
Extra Space Storage Inc.	86,814	21,500	12,000	1,798	111,666
Federal Realty Investment Trust	268,442	47,882	36,388	6,750	308,096
FelCor Lodging Trust Inc.	37,074	13,308	5,250	—	19,850
First Industrial Realty Trust Inc.	N/A3	24,274	6,933	—	45,087
First Potomac Realty Trust	42,369	7,266	4,427	1,258	39,651
Glimcher Realty Trust	46,936	8,083	5,470	224	51,044
HCP Inc.	735,442	205,795	100,158	18,147	902,383
Health Care REIT Inc.	386,747	160,240	59,395	11,498	519,409
Healthcare Realty Trust Inc.	72,625	19,653	7,385	1,765	76,635
Hersha Hospitality Trust Class A	N/A3	8,399	4,770	483	37,582
Highwoods Properties Inc.	127,528	21,218	16,176	2,485	124,613
Home Properties Inc.	113,412	51,733	14,368	1,896	156,889
Hospitality Properties Trust	166,756	24,660	64,546	8,052	N/A2
Host Hotels & Resorts Inc.	666,656	105,620	60,921	3,401	546,092
Inland Real Estate Corp.	N/A3	10,825	3,657	1,679	37,112
Investors Real Estate Trust	37,726	5,782	3,248	850	33,266
Kilroy Realty Corp.	108,501	30,820	14,103	1,138	119,613
Kimco Realty Corp.	398,942	67,041	53,263	8,583	396,479
Kite Realty Group Trust	18,139	2,288	2,503	41	13,922
LaSalle Hotel Properties	105,317	37,699	12,051	1,472	113,666
Liberty Property Trust	214,922	33,703	24,537	7,914	205,674
LTC Properties Inc.	N/A3	16,558	4,598	1,850	47,988
Macerich Co.	344,024	59,131	46,122	4,754	363,269
Mack-Cali Realty Corp.	151,101	37,021	18,539	5,417	136,068
Medical Properties Trust Inc.	66,357	10,943	8,461	2,128	62,937

REIT Index Fund

Mid-America Apartment Communities	113,621	30,710	12,745	2,371	127,711
Inc.
National Retail Properties Inc.	112,590	33,382	14,574	5,185	143,129
Nationwide Health Properties Inc.	252,397	32,934	16,433	5,736	N/A5
Omega Healthcare Investors Inc.	114,744	22,846	10,732	4,725	100,648
Parkway Properties Inc.	20,131	2,658	1,862	181	15,747
Pebblebrook Hotel Trust	42,336	22,754	5,888	928	54,009
Pennsylvania Real Estate Investment	39,004	6,100	4,322	1,329	30,264
Trust
Piedmont Office Realty Trust Inc. Class	N/A3	110,917	17,942	7,015	163,593
A
Post Properties Inc.	97,936	18,201	12,591	108	114,181
ProLogis	451,601	51,965	23,231	3,406	N/A1
ProLogis Inc.	N/A1	111,552	53,989	7,165	754,164
Ramco-Gershenson Properties Trust	25,193	4,580	2,012	782	20,732
Realty Income Corp.	222,337	66,081	28,944	6,906	248,193
Regency Centers Corp.	191,767	48,352	23,707	3,548	205,357
Retail Opportunity Investments Corp.	22,249	3,480	2,680	636	26,748
Sabra Health Care REIT Inc.	23,841	13,137	2,230	1,090	20,240
Senior Housing Properties Trust	170,540	48,160	63,528	6,079	N/A2
Simon Property Group Inc.	1,614,275	303,703	251,819	31,208	2,101,381
SL Green Realty Corp.	309,255	67,847	38,020	1,343	318,931
Sovran Self Storage Inc.	57,636	9,696	7,800	1,346	68,258
Strategic Hotels & Resorts Inc.	45,290	8,339	11,108	—	N/A2
Sun Communities Inc.	N/A3	10,444	3,491	395	42,852
Sunstone Hotel Investors Inc.	66,475	9,325	6,926	—	45,813
Tanger Factory Outlet Centers	114,860	19,250	15,369	2,156	127,699
Taubman Centers Inc.	155,550	28,692	19,970	2,849	190,804
UDR Inc.	228,881	89,904	32,948	2,437	298,298
Universal Health Realty Income Trust	23,004	3,922	2,322	880	25,455
Ventas Inc.	473,402	142,372	78,279	17,348	849,330
Vornado Realty Trust	N/A3	134,821	100,926	10,627	765,800
Washington Real Estate Investment	104,158	21,420	11,892	3,018	106,505
Trust
Weingarten Realty Investors	152,390	25,085	19,728	3,396	148,485
Winthrop Realty Trust	N/A3	5,853	1,524	683	14,953

1 Not applicable — In June 2011, AMB Property Corp. merged with ProLogis to form ProLogis Inc.
2 Not applicable — At October 31, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.
3 Not applicable — At January 31, 2011, the issuer was not an affiliated company of the fund.
4 Not applicable — In September 2011, U-Store-It Trust merged into CubeSmart. (At January 31, 2011, U-Store-It Trust was not an affiliated company of the fund.)
5 Not applicable — In July 2011, Nationwide Health Properties Inc. merged into Ventas Inc.

E. At October 31, 2011, the cost of investment securities for tax purposes was $18,168,212,000. Net unrealized appreciation of investment securities for tax purposes was $1,732,777,000, consisting of

REIT Index Fund

unrealized gains of $3,099,506,000 on securities that had risen in value since their purchase and $1,366,729,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund

Schedule of Investments
As of October 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (96.3%)
Consumer Discretionary (11.1%)
Target Corp.	3,251,594	178,025
NIKE Inc. Class B	1,384,098	133,358
McDonald's Corp.	1,398,660	129,866
Mattel Inc.	4,210,461	118,903
Lowe's Cos. Inc.	5,014,287	105,400
Walt Disney Co.	2,006,920	70,001
		735,553
Consumer Staples (14.3%)
PepsiCo Inc.	2,718,326	171,119
Sysco Corp.	5,654,102	156,732
Colgate-Palmolive Co.	1,709,961	154,529
Procter & Gamble Co.	2,218,319	141,950
CVS Caremark Corp.	3,305,768	119,999
Wal-Mart Stores Inc.	1,872,367	106,201
Coca-Cola Co.	1,374,020	93,873
		944,403
Energy (12.0%)
Exxon Mobil Corp.	2,428,643	189,653
Occidental Petroleum Corp.	1,726,291	160,442
BG Group plc	7,127,373	154,552
Chevron Corp.	1,419,989	149,170
Enbridge Inc.	3,996,838	138,730
		792,547
Financials (8.2%)
ACE Ltd.	2,118,936	152,881
PNC Financial Services Group Inc.	2,153,358	115,657
Wells Fargo & Co.	4,378,550	113,448
Chubb Corp.	1,230,005	82,472
Marsh & McLennan Cos. Inc.	2,637,110	80,749
		545,207
Health Care (15.4%)
Johnson & Johnson	2,844,223	183,140
Cardinal Health Inc.	3,929,907	173,977
Abbott Laboratories	3,036,930	163,599
Pfizer Inc.	7,669,535	147,715
Medtronic Inc.	4,231,104	146,989
Amgen Inc.	1,858,760	106,451
UnitedHealth Group Inc.	2,042,885	98,038
		1,019,909
Industrials (13.6%)
General Dynamics Corp.	2,659,705	170,726
United Parcel Service Inc. Class B	2,224,588	156,255
Northrop Grumman Corp.	2,079,360	120,083
Honeywell International Inc.	2,151,458	112,736
Lockheed Martin Corp.	1,435,217	108,933
Waste Management Inc.	2,997,585	98,711
United Technologies Corp.	863,627	67,346

Emerson Electric Co.			1,364,751	65,672
				900,462
Information Technology (14.8%)
Automatic Data Processing Inc.			4,141,390	216,719
Microsoft Corp.			7,577,181	201,780
International Business Machines Corp.			1,009,010	186,294
Western Union Co.			8,259,667	144,296
Accenture plc Class A			2,028,633	122,246
Oracle Corp.			3,295,034	107,978
				979,313
Materials (3.7%)
Ecolab Inc.			2,448,366	131,820
Praxair Inc.			1,144,301	116,341
				248,161
Telecommunication Services (1.3%)
AT&T Inc.			2,928,497	85,834

Utilities (1.9%)
Dominion Resources Inc.			2,381,767	122,875

Total Common Stocks (Cost $5,558,455)				6,374,264
Temporary Cash Investments (3.8%)
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreements (3.8%)
Morgan Stanley (Dated 10/31/11, Repurchase
Value $144,101,000, Collateralized by
Federal National Mortgage Assn. 4.000%-
7.000%, 12/1/19-8/1/41)	0.130%	11/1/11	144,100	144,100
RBS Securities, Inc. (Dated 10/31/11,
Repurchase Value $106,900,000,
Collateralized by Federal National Mortgage
Assn. 2.500%-5.500%, 9/20/38-10/20/41)	0.110%	11/1/11	106,900	106,900
				251,000
Total Temporary Cash Investments (Cost $251,000)				251,000
Total Investments (100.1%) (Cost $5,809,455)				6,625,264
Other Assets and Liabilities-Net (-0.1%)				(9,879)
Net Assets (100%)				6,615,385

Dividend Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,219,712	154,552	—
Temporary Cash Investments	—	251,000	—
Total	6,219,712	405,552	—

D. At October 31, 2011, the cost of investment securities for tax purposes was $5,809,455,000. Net unrealized appreciation of investment securities for tax purposes was $815,809,000, consisting of unrealized gains of $877,265,000 on securities that had risen in value since their purchase and $61,456,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of October 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.5%)
McDonald's Corp.	5,248,105	487,287
Target Corp.	3,858,802	211,269
Lowe's Cos. Inc.	7,060,390	148,409
TJX Cos. Inc.	2,073,241	122,176
VF Corp.	580,087	80,180
McGraw-Hill Cos. Inc.	1,624,506	69,042
Ross Stores Inc.	623,925	54,737
Genuine Parts Co.	831,948	47,779
Family Dollar Stores Inc.	685,081	40,166
Polaris Industries Inc.	362,940	22,989
John Wiley & Sons Inc. Class A	271,885	12,931
Meredith Corp.	201,136	5,396
Matthews International Corp. Class A	152,117	5,345
		1,307,706
Consumer Staples (24.2%)
Coca-Cola Co.	6,223,305	425,176
Procter & Gamble Co.	6,079,742	389,043
Wal-Mart Stores Inc.	6,777,836	384,439
PepsiCo Inc.	5,951,826	374,667
Colgate-Palmolive Co.	2,666,512	240,973
Walgreen Co.	4,990,070	165,670
Archer-Daniels-Midland Co.	3,420,194	98,980
JM Smucker Co.	658,273	50,700
Avon Products Inc.	2,346,440	42,893
Hormel Foods Corp.	1,435,439	42,302
Brown-Forman Corp. Class B	475,799	35,557
Church & Dwight Co. Inc.	775,340	34,255
McCormick & Co. Inc.	659,063	32,004
Casey's General Stores Inc.	200,825	9,951
Lancaster Colony Corp.	141,779	9,431
Tootsie Roll Industries Inc.	201,421	4,989
		2,341,030
Energy (15.1%)
Chevron Corp.	4,118,270	432,624
ConocoPhillips	5,623,275	391,661
Exxon Mobil Corp.	4,884,733	381,449
EOG Resources Inc.	1,413,279	126,390
Murphy Oil Corp.	1,129,435	62,537
Helmerich & Payne Inc.	505,991	26,909
Energen Corp.	378,665	18,577
CARBO Ceramics Inc.	113,827	15,463
		1,455,610
Financials (6.3%)
Franklin Resources Inc.	1,169,396	124,693
Aflac Inc.	2,530,498	114,100
Chubb Corp.	1,602,634	107,457
T Rowe Price Group Inc.	1,341,924	70,907
Erie Indemnity Co. Class A	266,126	21,011

Commerce Bancshares Inc.	466,555	18,102
Transatlantic Holdings Inc.	335,597	17,464
SEI Investments Co.	1,053,712	17,060
Eaton Vance Corp.	642,199	16,883
Cullen/Frost Bankers Inc.	341,781	16,761
Brown & Brown Inc.	750,163	16,564
HCC Insurance Holdings Inc.	606,154	16,130
Prosperity Bancshares Inc.	250,719	9,650
UMB Financial Corp.	222,036	8,186
StanCorp Financial Group Inc.	237,651	8,066
RLI Corp.	105,266	7,404
Westamerica Bancorporation	154,065	6,905
Bank of the Ozarks Inc.	175,262	4,359
Bancfirst Corp.	81,901	3,170
First Financial Corp.	66,623	2,189
Southside Bancshares Inc.	83,777	1,723
		608,784
Health Care (5.5%)
Medtronic Inc.	5,686,374	197,545
Stryker Corp.	2,107,898	100,989
Becton Dickinson and Co.	1,213,148	94,905
Cardinal Health Inc.	1,846,346	81,738
CR Bard Inc.	447,344	38,449
Owens & Minor Inc.	336,853	10,079
West Pharmaceutical Services Inc.	172,280	6,696
		530,401
Industrials (20.7%)
United Technologies Corp.	4,724,481	368,415
Caterpillar Inc.	3,326,359	314,208
3M Co.	3,876,482	306,320
Emerson Electric Co.	3,998,130	192,390
Illinois Tool Works Inc.	2,665,821	129,639
General Dynamics Corp.	1,930,991	123,950
Parker Hannifin Corp.	848,567	69,201
WW Grainger Inc.	383,965	65,777
CH Robinson Worldwide Inc.	889,063	61,728
Fastenal Co.	1,578,759	60,135
Dover Corp.	957,888	53,191
Stanley Black & Decker Inc.	808,755	51,639
Roper Industries Inc.	494,298	40,088
Donaldson Co. Inc.	410,672	26,303
Pentair Inc.	528,938	19,015
Nordson Corp.	356,332	16,523
Carlisle Cos. Inc.	337,483	14,080
Graco Inc.	315,581	13,551
CLARCOR Inc.	270,542	13,116
Harsco Corp.	415,953	9,588
Brady Corp. Class A	272,533	8,372
AO Smith Corp.	224,095	8,327
Mine Safety Appliances Co.	188,777	6,333
Raven Industries Inc.	97,383	5,844
Franklin Electric Co. Inc.	124,497	5,717
ABM Industries Inc.	273,486	5,530
Tennant Co.	97,430	3,770
NACCO Industries Inc. Class A	43,345	3,559
Gorman-Rupp Co.	109,779	2,950

Universal Forest Products Inc.	100,999	2,835
Badger Meter Inc.	78,511	2,570
		2,004,664
Information Technology (6.9%)
International Business Machines Corp.	2,422,493	447,265
Automatic Data Processing Inc.	2,687,865	140,656
Linear Technology Corp.	1,196,692	38,665
Factset Research Systems Inc.	241,253	23,985
Jack Henry & Associates Inc.	457,888	14,840
		665,411
Materials (6.0%)
Praxair Inc.	1,632,260	165,952
Air Products & Chemicals Inc.	1,150,438	99,099
PPG Industries Inc.	866,546	74,878
Ecolab Inc.	1,253,494	67,488
Sherwin-Williams Co.	561,916	46,476
Sigma-Aldrich Corp.	647,090	42,372
Albemarle Corp.	497,617	26,518
Valspar Corp.	516,466	18,009
Aptargroup Inc.	358,900	17,216
Bemis Co. Inc.	575,374	16,174
HB Fuller Co.	256,476	5,512
Stepan Co.	53,195	4,111
		583,805
Telecommunication Services (0.1%)
Telephone & Data Systems Inc.	303,060	7,025
Atlantic Tele-Network Inc.	81,859	3,107
Shenandoah Telecommunications Co.	126,143	1,710
		11,842
Utilities (1.7%)
Northeast Utilities	942,770	32,592
National Fuel Gas Co.	442,075	27,095
MDU Resources Group Inc.	1,009,823	20,812
Questar Corp.	962,174	18,541
UGI Corp.	592,204	16,979
Aqua America Inc.	730,125	16,201
New Jersey Resources Corp.	221,779	10,428
South Jersey Industries Inc.	159,194	8,964
California Water Service Group	223,246	4,146
American States Water Co.	98,349	3,436
SJW Corp.	95,429	2,222
		161,416
Total Investments (100.0%) (Cost $8,950,990)		9,670,669
Other Assets and Liabilities-Net (0.0%)		727
Net Assets (100%)		9,671,396

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Dividend Appreciation Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At October 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At October 31, 2011, the cost of investment securities for tax purposes was $8,950,990,000. Net unrealized appreciation of investment securities for tax purposes was $719,679,000, consisting of unrealized gains of $908,283,000 on securities that had risen in value since their purchase and $188,604,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2011

VANGUARD SPECIALIZED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 20, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.